UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2015 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 89.64%
Arizona - 1.70%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	$385,000	$420,505
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	560,995
Industrial Development Authority of the County of Pima
6.000%, 04/01/2016	25,000	25,176
6.500%, 04/01/2026	200,000	200,822
		1,207,498
Arkansas - 2.97%
Arkansas Development Finance Authority
5.000%, 02/01/2022	380,000	435,187
City of Little Rock, AR Sewer Revenue
4.000%, 10/01/2022	900,000	1,009,710
Pulaski County Public Facilities Board
5.250%, 07/01/2024	575,000	660,514
		2,105,411
California - 7.42%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	282,775
Anaheim Public Financing Authority
0.000%, 09/01/2021	300,000	254,367
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	330,388
6.000%, 08/01/2036	250,000	303,923
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	161,546
Clovis Unified School District
0.000%, 08/01/2023	945,000	767,841
El Segundo Unified School District
0.000%, 08/01/2023	545,000	438,572
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	397,940
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2029	250,000	283,785
McKinleyville Union School District
0.000%, 08/01/2046	1,375,000	162,030
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	175,000	140,247
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	280,520
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	610,687
San Juan Unified School District
0.000%, 08/01/2022	500,000	421,475

Saratoga Union School District
0.000%, 09/01/2023	510,000	419,623
		5,255,719
Colorado - 2.25%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	583,415
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	403,383
0.000%, 09/01/2023	220,000	169,613
0.000%, 09/01/2022	545,000	437,995
		1,594,406
Connecticut - 0.54%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	335,000	379,923
Florida - 5.98%
Belle Isle, FL
5.500%, 10/01/2022	450,000	465,863
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	647,774
County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	648,942
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2027	375,000	421,369
Escambia County Health Facilities Authority
5.500%, 08/15/2024	695,000	804,497
Key West Utility Board
5.000%, 10/01/2023	500,000	588,910
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	200,000	232,902
Miami-Dade County Educational Facilities Authority
5.250%, 04/01/2024	200,000	240,334
Venetian Community Development District
5.000%, 05/01/2023	185,000	187,607
		4,238,198
Georgia - 1.57%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	423,948
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	690,023
		1,113,971
GU - 0.25%
Guam Power Authority
5.000%, 10/01/2023	150,000	177,985
Hawaii - 0.85%
State of Hawaii
5.000%, 08/01/2023	500,000	605,710
Idaho - 0.71%
Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	501,645
Illinois - 4.85%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2023	750,000	576,570

Chicago Board of Education
0.000%, 12/01/2022	150,000	106,753
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	678,479
Cook County School District No. 104 Summit
0.000%, 12/01/2025	300,000	221,997
Illinois Finance Authority
0.000%, 01/01/2020	210,000	195,224
5.000%, 11/15/2025	275,000	323,560
5.000%, 11/01/2027	225,000	254,988
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	555,000	652,380
Will County Community Unit School District No. 201
0.000%, 11/01/2020	490,000	429,049
		3,439,000
Indiana - 10.47%
City of Indianapolis Department of Public Utilities Gas Utility Revenue
5.250%, 08/15/2028	500,000	576,900
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	609,550
City of Whiting, IN
5.250%, 01/01/2021	600,000	691,812
Crown Point Multi School Building Corp.
0.000%, 01/15/2022	500,000	419,245
Decatur Township Multi-School Building Corp.
5.000%, 07/15/2027	1,200,000	1,402,332
Indiana Finance Authority
5.250%, 09/01/2025	500,000	574,105
5.500%, 11/15/2026	500,000	563,120
New Albany Floyd County School Building Corp.
5.000%, 07/15/2023	250,000	296,660
Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	596,565
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	589,720
West Clark 2000 School Building Corp.
4.000%, 01/15/2021	1,000,000	1,094,890
		7,414,899
Kentucky - 2.12%
Commonwealth of Kentucky
5.000%, 06/15/2038	600,000	665,406
Kentucky Economic Development Finance Authority
5.750%, 06/01/2025	735,000	837,981
		1,503,387
Louisiana - 2.91%
Lake Charles Harbor & Terminal District
5.500%, 01/01/2029	500,000	563,270
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	468,564
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	480,000	565,407
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	465,648
		2,062,889

Maryland - 0.33%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	235,882
Massachusetts - 0.28%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	190,000	201,816
Michigan - 3.35%
City of Belle Isle, FL
5.000%, 11/01/2020	600,000	695,610
Detroit City School District
5.250%, 05/01/2027	650,000	751,757
Michigan Finance Authority
5.000%, 05/01/2021	300,000	343,809
7.000%, 10/01/2031	250,000	270,063
Sturgis Public School District
5.000%, 05/01/2024	260,000	309,798
		2,371,037
Minnesota - 0.84%
City of Center City, MN
5.000%, 11/01/2023	500,000	592,615
Missouri - 0.78%
City of Kansas City, MO
0.000%, 02/01/2023	710,000	552,948
Nevada - 1.03%
City of Reno, NV
5.000%, 06/01/2023	625,000	733,138
New Jersey - 4.74%
Casino Reinvestment Development Authority
5.000%, 11/01/2024	500,000	556,710
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	556,465
New Jersey Economic Development Authority
5.000%, 07/01/2022	500,000	500,305
5.000%, 06/15/2023	250,000	278,470
5.500%, 01/01/2027	300,000	346,284
5.500%, 09/01/2027	400,000	449,764
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	561,675
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	105,663
		3,355,336
New York - 2.50%
City of New York, NY
5.000%, 08/01/2022	500,000	592,640
Metropolitan Transportation Authority
5.000%, 11/15/2026	500,000	590,180
New York Liberty Development Corp.
5.250%, 10/01/2035	500,000	587,140
		1,769,960

North Carolina - 0.81%
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2026	500,000	571,205
Ohio - 2.22%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	348,195
City of Akron, OH
5.000%, 12/01/2022	540,000	645,176
Euclid Avenue Development Corp.
5.000%, 08/01/2022	500,000	577,225
		1,570,596
Oregon - 1.36%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	514,800
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	450,354
		965,154
Pennsylvania - 6.57%
Delaware County Authority
5.000%, 06/01/2023	200,000	211,512
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	1,025,000	1,208,762
Hopewell Area School District
0.000%, 09/01/2026	900,000	629,811
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	117,177
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	834,308
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	286,755
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	1,080,000	1,188,594
0.000%, 12/01/2030	160,000	177,643
		4,654,562
Puerto Rico - 0.89%
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	631,762
Rhode Island - 1.61%
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	581,315
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	560,000	556,718
		1,138,033
Texas - 12.76%
Austin Community College District
5.000%, 08/01/2024	730,000	879,241
Central Texas Turnpike System
0.000%, 08/15/2022	1,350,000	1,128,870
City of Austin, TX Airport System Revenue
5.000%, 11/15/2028	500,000	568,950
Dallas Area Rapid Transit
5.250%, 12/01/2031	750,000	937,065
Grapevine-Colleyville Independent School Disctrict

0.000%, 08/15/2025	500,000	377,285
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	566,345
Humble Independent School District
4.000%, 02/15/2027	1,000,000	1,090,620
North Texas Tollway Authority
6.200%, 01/01/2042	1,020,000	1,224,041
Port Freeport, TX
5.950%, 05/15/2033	100,000	111,427
Tarrant County Cultural Education Facilities Finance Corp.
5.000%, 11/15/2022	1,155,000	1,286,959
Texas Municipal Gas Acquisition & Supply Corp.
5.000%, 12/15/2022	750,000	867,420
		9,038,223
Utah - 1.25%
County of Weber, UT
5.750%, 01/15/2033	450,000	525,681
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	358,102
		883,783
Vermont - 0.14%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	101,890
Virginia - 0.59%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	146,746
5.000%, 01/01/2027	250,000	271,528
		418,274
Washington - 0.46%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	322,609
Wisconsin - 2.54%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	727,928
Public Finance Authority
3.750%, 11/15/2019	500,000	503,005
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2027	500,000	566,725
		1,797,658
TOTAL MUNICIPAL BONDS (Cost $61,433,336)		63,507,122

SHORT-TERM INVESTMENTS - 17.58%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.084% (a)	12,454,317	12,454,317
TOTAL SHORT-TERM INVESTMENTS (Cost $12,454,317)		12,454,317

Total Investments (Cost $73,887,653) - 107.22%		75,961,439
Liabilities in Excess of Other Assets - (7.22)%		(5,117,145)
TOTAL NET ASSETS - 100.00%		$70,844,294

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2015.
The accompanying notes are an integral part of the Schedule of Investments

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$73,887,653
Gross unrealized appreciation	2,295,148
Gross unrealized depreciation	(221,362)
Net unrealized appreciation	$2,073,786

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$63,507,122	$-	$63,507,122
Total Fixed Income	-	63,507,122	-	63,507,122

Short-Term Investment	$12,454,317	-	-	12,454,317

Total Investments In Securities	$12,454,317	$63,507,122	$-	$75,961,439

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2015.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2015 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 5.59%
Apidos CLO XVI
2013-16A, 6.025%, 01/19/2025	$1,000,000	$893,000
Clear Lake CLO Ltd.
2007-1, 4.020%, 12/20/2020 (a)	475,723	458,406
Home Equity Loan Trust
2007-FRE1, 0.315%, 04/25/2037 (a)	784,353	757,827
Ownit Mortgage Loan Trust
2005-1, 1.280%, 09/25/2035 (a)	2,948,810	2,741,314
Structured Asset Securities Corp. Mortgage Loan Trust
A4, 0.355%, 12/25/2036 (a)	2,348,626	2,067,131
Venture VIII CDO Ltd.
2007-8, 4.526%, 07/22/2021 (a)	2,500,000	2,447,750
TOTAL ASSET BACKED SECURITIES (Cost $9,283,176)		9,365,428

CORPORATE BONDS - 0.35%
Memorial Health Services
3.496%, 05/01/2022	575,000	590,491
TOTAL CORPORATE BONDS (Cost $572,102)		590,491

MORTGAGE BACKED SECURITIES - 46.28%
Alternative Loan Trust
2003-30, 5.000%, 07/25/2018	1,032,058	1,041,420
2004-J3, 4.750%, 04/25/2019	114,939	118,120
2004-30CB, 5.500%, 03/25/2020	306,000	308,007
2005-20CB, 5.250%, 07/25/2020	132,109	131,412
2006-J5, 4.813%, 07/25/2021 (a)	145,139	142,451
2004-18CB, 5.500%, 09/25/2034	215,907	225,280
2004-29CB, 5.375%, 01/25/2035	715,868	730,855
2005-6CB, 7.500%, 04/25/2035	122,259	127,566
2005-26CB, 5.500%, 07/25/2035	93,464	87,772
2005-40CB, 5.500%, 10/25/2035	103,715	96,807
2005-46CB, 5.500%, 10/25/2035	605,848	586,885
2005-52CB, 5.500%, 11/25/2035	175,765	165,417
2005-52CB, 5.500%, 11/25/2035	58,775	55,315
2005-J13, 5.500%, 11/25/2035	281,992	263,660
2005-64CB, 5.500%, 12/25/2035	131,633	125,987
2005-65CB, 5.500%, 12/25/2035	371,116	365,908
2005-J14, 5.500%, 12/25/2035	78,113	72,336
2005-65CB, 0.935%, 01/25/2036	152,986	120,653
2005-65CB, 5.500%, 01/25/2036 (a)	389,992	368,389
2005-73CB, 5.750%, 01/25/2036	800,060	676,974
2005-86CB, 5.500%, 02/25/2036	469,018	434,409
2006-19CB, 6.000%, 08/25/2036	439,225	401,202
2006-32CB, 5.500%, 11/25/2036	469,324	417,639
2006-43CB, 6.000%, 02/25/2037	199,652	180,514
2007-8CB, 0.685%, 05/25/2037 (a)	2,813,379	1,914,082

Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	1,056,683	1,089,317
2007-1, 5.782%, 04/25/2022 (a)	71,880	72,252
2005-5, 5.500%, 06/25/2035	539,499	511,889
2005-5, 6.000%, 06/25/2035	280,417	267,582
5.75000, 5.750%, 12/25/2035	287,755	251,973
2006-3, 6.000%, 04/25/2036	241,093	223,240
Banc of America Funding Trust
2005-3, 5.500%, 06/25/2035	226,000	229,760
2005-4, 5.500%, 08/25/2035	226,682	237,430
2005-5, 5.500%, 09/25/2035	1,203,136	1,255,346
2005-7, 5.750%, 11/25/2035	167,526	173,817
2007-5, 5.500%, 07/25/2037	574,686	492,080
Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	285,974	292,453
Bear Stearns Asset Backed Securities Trust
A-5, 5.500%, 11/25/2035	90,843	92,688
ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	44,000	40,242
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	108,301	104,809
2004-HYB5, 2.512%, 04/20/2035 (a)	441,249	393,049
2005-6, 5.750%, 04/25/2035	1,148,599	1,173,931
2005-J3, 5.500%, 09/25/2035	446,675	437,139
2005-27, 5.500%, 12/25/2035	76,255	69,949
2005-28, 5.500%, 12/25/2035	145,971	137,411
2005-30, 5.500%, 01/25/2036	145,756	145,362
2006-J1, 6.000%, 02/25/2036	73,785	62,057
2006-20, 5.750%, 02/25/2037	73,204	67,121
2007-J2, 6.000%, 07/25/2037	485,407	408,473
Citicorp Mortgage Securities Trust
5.50000, 5.500%, 06/25/2021	180,765	185,454
5.50000, 5.500%, 05/25/2022	468,301	481,145
5.50000, 5.500%, 02/25/2026	30,820	31,473
6.00000, 6.000%, 02/25/2036	324,000	330,081
5.75000, 5.750%, 06/25/2036	85,051	87,200
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	293,505	309,370
CitiMortgage Alternative Loan Trust
5.25000, 5.250%, 03/25/2021	120,557	122,548
5.50000, 5.500%, 04/25/2022	127,610	130,682
Countrywide Asset-Backed Certificates
2005-10, 4.638%, 02/25/2036	617,711	632,140
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	38,832	39,605
2004-8, 5.500%, 12/25/2034	791,419	810,951
2005-3, 5.500%, 07/25/2035	742,448	751,503
2005-10, 5.500%, 11/25/2035	670,048	622,318
2005-10, 5.750%, 11/25/2035	126,358	114,852
2005-10, 6.000%, 11/25/2035	316,726	221,085
Credit Suisse Mortgage Capital Certificates

2006-2, 6.000%, 03/25/2036	3,546,271	2,925,156
CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	112,058	108,504
2007-5, 5.000%, 10/25/2024	216,411	215,576
2006-1, 5.500%, 02/25/2036	576,818	527,644
2006-1, 5.500%, 02/25/2036	233,310	224,696
2006-3, 5.750%, 04/25/2036	46,987	40,369
2006-3, 5.750%, 04/25/2036	111,286	95,610
2006-3, 6.000%, 04/25/2036	103,864	85,181
2006-3, 6.000%, 04/25/2036	255,519	210,154
2006-4, 7.000%, 05/25/2036	267,065	159,227
2007-2, 5.750%, 03/25/2037	374,581	334,677
2007-3, 5.500%, 04/25/2037	135,868	130,923
2007-5, 5.000%, 08/25/2037	277,546	268,893
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-2, 0.585%, 04/25/2035 (a)	140,877	124,960
FLT, 2.743%, 10/25/2035 (a)	92,239	87,687
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	291,804	296,724
2005-FA11, 5.250%, 02/25/2021	374,098	356,925
2006-FA6, 5.750%, 11/25/2021	89,640	89,974
6.25000, 6.250%, 10/25/2034	913,949	952,007
5.50000, 5.500%, 06/25/2035	123,584	115,640
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	157,062	161,520
2004-J3, 5.250%, 07/25/2034	162,519	164,059
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	90,488	83,880
2006-6, 4.446%, 03/25/2036	109,969	64,948
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	425,618	444,288
2005-1F, 6.000%, 01/25/2035	62,131	63,538
2005-AR2, 2.683%, 04/25/2035 (a)	141,396	139,381
2005-6F, 5.250%, 07/25/2035	465,495	482,909
2005-7F, 6.000%, 09/25/2035	73,602	76,586
2005-9F, 5.500%, 12/25/2035	136,967	132,243
2006-5F, 6.000%, 06/25/2036	797,644	776,079
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	329,351	299,385
2005-S1, 5.500%, 12/25/2035	247,948	225,388
2005-S1, 5.500%, 12/25/2035	439,824	356,837
2006-S2, 6.050%, 05/25/2036	67,168	60,998
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	139,511	125,077
Lehman Mortgage Trust
2006-2, 5.973%, 04/25/2036 (a)	107,727	101,215
2007-4, 5.750%, 05/25/2037	1,223,884	990,939
Lehman XS Trust
2005-6, 5.420%, 11/25/2035	2,491,764	2,532,182
MASTR Adjustable Rate Mortgages Trust
2004-4, 1.969%, 05/25/2034 (a)	263,077	232,556
2004-15, 3.222%, 12/25/2034 (a)	319,539	309,117
2005-1, 2.979%, 02/25/2035 (a)	382,395	371,481

MASTR Alternative Loan Trust
6.25000, 6.250%, 11/25/2033	715,350	750,039
6.00000, 6.000%, 07/25/2034	707,550	742,293
6.50000, 6.500%, 10/25/2034	1,057,140	1,133,486
MASTR Asset Securitization Trust
2002-NC1, 3.335%, 10/25/2032 (a)	538,429	521,446
2006-1, 0.635%, 05/25/2036 (a)	1,995,735	1,388,627
Morgan Stanley Mortgage Loan Trust
2006-2, 6.500%, 02/25/2036	281,451	242,202
2006-11, 6.000%, 08/25/2036	1,034,777	851,780
Nomura Asset Acceptance Corp. Alternative Loan Trust
M-1, 1.295%, 10/25/2034 (a)	3,000,000	2,803,452
5.15900, 5.159%, 03/25/2035	583,065	600,008
A-5, 4.976%, 05/25/2035	213,047	199,099
RAAC Trust
6.00000, 6.000%, 09/25/2034	17,382	17,547
2007-RP2, 0.885%, 02/25/2046 (a)	4,277,663	3,993,045
RALI Trust
A-1, 5.000%, 09/25/2018	149,749	152,839
A-1, 5.000%, 05/25/2019	75,570	76,790
5.00000, 5.000%, 03/25/2020	1,344,745	1,367,562
2007-QS4, 5.500%, 04/25/2022	44,502	45,090
A-1, 4.000%, 06/25/2033	617,075	617,584
A-2, 4.000%, 07/25/2033	628,796	601,370
5.50000, 5.500%, 09/25/2033	2,750,448	2,825,187
A-4, 5.500%, 05/25/2034	280,408	288,265
FLT, 3.264%, 09/25/2034 (a)	510,302	440,462
5.50000, 5.500%, 12/25/2034	546,487	556,423
2005-QS16, 5.500%, 11/25/2035	260,661	229,914
RAMP Trust
4.01800, 4.018%, 03/25/2033 (a)	88,371	88,787
4.98000, 4.980%, 08/25/2034	86,791	87,729
Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,356,838	3,398,265
Residential Asset Securitization Trust
A-3, 5.500%, 08/25/2034	2,723,355	2,847,426
A-7, 5.500%, 05/25/2035	542,571	496,435
5.50000, 5.500%, 10/25/2035	397,466	372,350
6.00000, 6.000%, 10/25/2035	347,884	273,768
6.25000, 6.250%, 12/25/2036	197,545	173,702
RFMSI Trust
2004-S4, 4.500%, 04/25/2019	529,722	532,505
2004-S6, 4.500%, 06/25/2019	330,275	331,838
2006-S10, 5.500%, 10/25/2021	153,526	152,300
2004-S6, 6.000%, 06/25/2034	516,417	525,619
2006-S3, 5.500%, 03/25/2036	1,074,081	987,649
2006-S5, 6.000%, 06/25/2036	269,674	248,924
2006-S6, 6.000%, 07/25/2036	222,450	212,396
Structured Asset Securities Corp.
5.75000, 5.750%, 12/25/2035	644,733	646,329

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1A1, 5.500%, 07/25/2033	843,843	848,877
FLT, 5.560%, 05/25/2034	164,867	166,747
A5, 4.750%, 10/25/2034	352,163	353,715
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	483,490	442,484
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	83,137	88,485
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 6.000%, 03/25/2035	2,227,431	2,319,191
2005-4, 0.685%, 06/25/2035 (a)	297,045	231,140
2005-5, 5.500%, 07/25/2035	552,761	544,319
2005-9, 5.500%, 11/25/2035	69,460	62,600
Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	542,806
2006-4, 0.885%, 04/25/2036 (a)	393,949	367,237
2006-4, 5.750%, 04/25/2036	565,010	592,938
2007-2, 5.750%, 03/25/2037	305,405	298,674
2007-2, 6.000%, 03/25/2037	181,878	179,260
2007-4, 6.000%, 04/25/2037	68,128	67,108
2007-12, 5.500%, 09/25/2037	763,222	781,861
TOTAL MORTGAGE BACKED SECURITIES (Cost $75,870,991)		77,511,944

MUNICIPAL BONDS - 41.14%
Alabama - 0.33%
City of Scottsboro, AL
6.200%, 11/01/2035	500,000	554,495
Arizona - 1.36%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034	500,000	618,460
5.500%, 07/01/2033	770,000	950,342
5.500%, 07/01/2031	585,000	718,146
		2,286,948
California - 1.34%
Alvord Unified School District
0.000%, 08/01/2022	375,000	303,199
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	645,000	522,056
Clovis Unified School District
0.000%, 08/01/2027	1,000,000	669,230
Contra Costa County Public Financing Authority
6.900%, 06/01/2035	420,000	460,551
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	285,563
		2,240,599
Idaho - 0.54%
Idaho Health Facilities Authority
7.000%, 10/01/2019	900,000	901,350
Illinois - 4.18%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	610,000	474,501
Chicago Board of Education
0.000%, 12/01/2022	1,040,000	740,158

City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	1,200,000	1,494,984
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	185,309
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	1,925,001
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	398,395
5.750%, 01/01/2030	505,000	598,319
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	770,460
Will County Elementary School District No. 122
5.250%, 10/01/2023	390,000	409,102
		6,996,229
Indiana - 0.37%
Zionsville Middle School Building Corp.
0.000%, 07/15/2022	750,000	615,345
Louisiana - 0.72%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,211,790
Michigan - 1.87%
Detroit City School District
5.250%, 05/01/2027	1,000,000	1,156,550
5.250%, 05/01/2025	565,000	653,174
Michigan Finance Authority
6.396%, 09/01/2024	1,075,000	1,323,389
		3,133,113
Missouri - 1.86%
St. Louis School District
6.100%, 04/01/2025	2,585,000	3,109,858
Nevada - 0.68%
Clark County School District
5.510%, 06/15/2024	1,000,000	1,146,630
New Jersey - 4.25%
New Jersey Economic Development Authority
0.000%, 02/15/2023	1,628,000	1,191,598
New Jersey Higher Education Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,132,410
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	7,775,000	4,791,344
		7,115,352
New York - 3.95%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	930,000	980,862
New York City Water & Sewer System
5.000%, 06/15/2039	5,000,000	5,638,950
		6,619,812
North Carolina - 0.33%
Cleveland County Public Facilities Corp.
6.070%, 03/01/2030	500,000	546,345
Pennsylvania - 7.88%
City of Harrisburg, PA

0.000%, 04/01/2019	350,000	324,758
Moon Area School District
5.820%, 11/15/2033	500,000	532,070
Penn Hills School District
6.100%, 10/01/2029	1,270,000	1,422,908
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2026	1,000,000	1,132,780
5.000%, 12/31/2030	1,000,000	1,090,610
Pennsylvania Turnpike Commission
0.000%, 12/01/2034	1,850,000	1,971,508
0.000%, 06/01/2033	3,700,000	4,348,499
0.000%, 12/01/2030	640,000	710,573
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	2,145,000	1,663,683
		13,197,389
Puerto Rico - 0.40%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	664,895
Texas - 11.08%
Austin Community College District
5.000%, 08/01/2035	2,000,000	2,282,140
Central Texas Turnpike System
0.000%, 08/15/2027	1,615,000	1,139,383
0.000%, 08/15/2027	50,000	35,530
0.000%, 08/15/2022	2,500,000	2,090,500
City of Dallas, TX
0.000%, 02/15/2030	1,000,000	552,830
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,865,365
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	1,000,000	1,023,100
North Texas Municipal Water District
5.000%, 09/01/2032	1,275,000	1,487,390
North Texas Tollway Authority
6.200%, 01/01/2042	3,805,000	4,566,152
Texas Public Finance Authority
8.250%, 07/01/2024	1,500,000	1,508,550
		18,550,940
TOTAL MUNICIPAL BONDS (Cost $67,896,568)		68,891,090

US GOVERNMENT NOTE/BOND - 1.19%
United States Treasury Note/Bond
1.750%, 02/28/2022	2,000,000	1,989,532
TOTAL US GOVERNMENT NOTE/BOND (Cost $1,984,609)		1,989,532

CLOSED-END MUTUAL FUNDS - 2.96%
Invesco High Income Trust II	101,728	1,516,764
Managed High Yield Plus Fund, Inc.	565,956	1,058,338
Nuveen Mortgage Opportunity Term Fund	104,265	2,389,754
TOTAL CLOSED-END MUTUAL FUNDS (Cost $5,049,419)		4,964,856

SHORT-TERM INVESTMENT - 3.42%
First American Treasury Obligations Fund, 0.005%	5,733,131	5,733,131
TOTAL SHORT-TERM INVESTMENT (Cost $5,733,131)		5,733,131

Total Investments (Cost $166,389,996) - 100.93%		169,046,472
Liabilities in Excess of Other Assets - (0.93)%		(1,550,500)
TOTAL NET ASSETS - 100.00%		$167,495,972

Percentages are stated as a percent of net assets.

(a)		Variable rate security; the rate shown represents the rate at May 31, 2015.
The accompanying notes are an integral part of the Schedule of Investments.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$166,389,996
Gross unrealized appreciation	4,646,808
Gross unrealized depreciation	(1,990,332)
Net unrealized appreciation	$2,656,476	$(166,389,996)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$9,365,428	$-	$9,365,428
Corporate Bonds	-	590,491	-	590,491
Mortgage Backed Securities	-	77,511,944	-	77,511,944
Municipal Bonds	-	68,891,090	-	68,891,090
U.S. Government Note/Bond	-	1,989,532	-	1,989,532
Total Fixed Income	-	158,348,485	-	158,348,485

Equity
Mutual Fund	4,964,856	-	-	4,964,856
Total Equity	4,964,856	-	-	4,964,856

Short-Term Investment	5,733,131	-	-	5,733,131
Total Investments In Securities	$10,697,987	$158,348,485	$-	$169,046,472

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2015.

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date July 8, 2015

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date July 8, 2015

* Print the name and title of each signing officer under his or her signature.